RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Sep. 18, 2014	Sep. 30, 2015	Jun. 30, 2016	Dec. 02, 2015
Metu Brands, Inc [Member] | 0% Unsecured Note Due On Demand [Member] | Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued upon bankruptcy sale		271
BioLite, Inc [Member]
Related Party Transaction [Line Items]
Notes payable due		$ 22,517	$ 0
YuanGene Corporation [Member]
Related Party Transaction [Line Items]
Notes payable due		$ 46,586	$ 0
Mr.Shulamit Lazar [Member] | Metu Brands, Inc [Member]
Related Party Transaction [Line Items]
Number of shares issued upon bankruptcy sale	30,000,000
Number of shares issued upon services rendered		30,000,000
Value of shares issued upon services rendered		$ 30,000
Mr.Shulamit Lazar [Member] | Metu Brands, Inc [Member] | 0% Unsecured Note Due On Demand [Member]
Related Party Transaction [Line Items]
Notes payable due		$ 9,000
Notes payable cancelled				$ 9,000